Employee Benefits - Breakdown of Fair Value of Plan Assets by Asset Class (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value of plan assets [line items]
Total plan assets	¥ 333,392	¥ 290,714
With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	0	0
Cash and cash equivalent	9,625	14,481
Others	199	(1,215)
Total plan assets	60,298	52,970
No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	95,859	89,599
Cash and cash equivalent	0	0
Others	15,966	12,180
Total plan assets	273,094	237,744
Japan
Disclosure of fair value of plan assets [line items]
Total plan assets	231,038	211,114
Japan | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	11,789	10,519
Bonds	1,441	2,196
Japan | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	3,520	2,622
Bonds	16,846	13,080
Foreign
Disclosure of fair value of plan assets [line items]
Total plan assets	102,354	79,600
Foreign | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	23,849	16,786
Bonds	13,395	10,203
Foreign | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	96,744	80,298
Bonds	¥ 44,159	¥ 39,965